Business Combinations and Disposals (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations and Disposals [Abstract]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows
The allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 104	Ps.	615
Total non-current assets		972
Distribution rights		894
Total assets		2,481
Total liabilities		(731)
Net assets acquired		1,750
Goodwill arising on acquisition		197
Total consideration transferred		1,947
Amount to be paid		(186)
Net payment on acquisition date		1,761
Cash acquired of CVI		(104)
Net cash paid	Ps.	1,657
The preliminary allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 1,971	Ps.	8,536
Right of use assets		18,820
Trademark		1,037
Other non-current assets		8,515
Total assets		36,908
Total liabilities		(34,733)
Net assets acquired		2,175
Goodwill and intangible assets pending of allocation (1)		20,361
Non-controlling interest		61
Total consideration transferred		22,475
Cash acquired		(1,971)
Net cash paid		20,504

(1) Goodwill and intangibles assets pending allocation would include primarily trademarks and customer relationships of which the majority are expected to be indefinite life. The company estimate that the amortization expense of customer relationships during 2022 is not significant.
The preliminary allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Current assets, including cash acquired of Ps. 15	Ps.	46
Accounts receivable		1,255
Inventory		1,391
Total non-current assets		24
Total assets		2,716
Total liabilities		(560)
Net assets acquired		2,156
Goodwill and intangible assets pending of allocation (1)		5,962
Total consideration transferred		8,118
Cash acquired		(15)
Net cash paid	Ps.	8,103

(1) Goodwill and intangible assets pending allocation would include customer relationships which are expected to be approximately 28% of goodwill and intangible assets pending of allocation. The company estimate that the amortization expense of customer relationships during 2022 is not significant.
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2020
Total current assets, including cash acquired of Ps. 138	Ps.	2,162
Customer relationships and trademark		10,698
Other non-current assets		1,954
Total assets		14,814
Total liabilities		(3,523)
Net assets acquired		11,291
Goodwill		10,241
Non-controlling interest (1)		(1,299)
Total consideration transferred in cash		20,233
Cash acquired		(138)
Net cash paid	Ps.	20,095

(1) Non-controlling interests were measured using the net asset value method.
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 6	Ps.	463
Total non-current assets		1,238
Total assets		1,701
Total liabilities		(1,055)
Net assets acquired		646
Goodwill		623
Total consideration transferred		1,269
Cash acquired		(6)
Net cash paid	Ps.	1,263
The preliminary allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2022
Total current assets, including cash acquired of Ps. 198	Ps.	2,023
Total non-current assets		489
Total assets		2,512
Total liabilities		(838)
Net assets acquired		1,674
Goodwill and intangible assets pending of allocation (1)		6,497
Total consideration transferred		8,171
Cash acquired		(198)
Net cash paid	Ps.	7,973
(1) Goodwill and intangible assets pending allocation would include customer relationships which are expected to be approximately 28% of goodwill and intangible assets pending of allocation. The company estimate that the amortization expense of customer relationships during 2022 is not significant.
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2021
Total current assets, including cash acquired of Ps. 337	Ps.	2,795
Customer relationships		2,864
Trademarks		58
Other non-current assets		1,594
Total assets		7,311
Total liabilities		(2,907)
Net assets acquired		4,404
Goodwill		5,545
Total consideration transferred		9,949
Amount to be paid		(337)
Net cash paid	Ps.	9,612

(1) As a result of the purchase price allocation which was finalized in 2022, additional fair value adjustments from those recognized in 2021 have been recognized as follows: an increase in total net assets of Ps. 3,068 (from which Ps. 2,864 are customer relationships and Ps. 58 are trademarks), and a decrease in goodwill of Ps. 2,395.

Summary of Selected Income Statement for Period from Acquisition Date
The income statement information of this acquisition for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	10,064
Income before income taxes		229
Net loss	Ps.	(72)
The income statement information of this acquisition for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	5,718
Income before income taxes		463
Net income	Ps.	463
The income statement information of this acquisition for the period from the acquisition date through December 31, 2020 is as follows:

Income Statement	2020
Total revenues	Ps.	11,275
Income before income taxes		525
Net income	Ps.	498
The income statement information of this acquisition for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,635
Income before income taxes		314
Net income	Ps.	204
The income statement information of these acquisitions for the period from the acquisition date through December 31, 2022 is as follows:

Income Statement	2022
Total revenues	Ps.	2,148
Income before income taxes		115
Net income	Ps.	115
The income statement information of these acquisitions for the period from the acquisition date through December 31, 2021 is as follows:

Income Statement	2021
Total revenues	Ps.	$2,187
Income before income taxes		46
Net income	Ps.	46

Summary of Unaudited Pro Forma Financial Information
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2022
Total revenues	Ps.	730,624
Income before income taxes and share of the profit of equity method accounted investees		43,318
Net income		34,864
Basic net controlling interest income per share Series “B”	Ps.	1.20
Basic net controlling interest income per share Series “D”		1.50
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2021
Total revenues	Ps.	565,838
Income before income taxes and share of the profit of equity method accounted investees		41,313
Net income		37,800
Basic net controlling interest income per share Series “B”	Ps.	1.43
Basic net controlling interest income per share Series “D”		1.78
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

For the year ended
December 31, 2020

Total revenues	Ps.	508,367
Income before income taxes and share of the profit of equity method accounted investees		20,019
Net income		4,464
Basic net controlling interest loss per share Series “B”	Ps.	(0.06)
Basic net controlling interest loss per share Series “D”		(0.08)